-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number 3235-0570
                                                       Expiries: Nov. 30, 2005
                                                       Estimated average burden
                                                       Hours per response: 5.0
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: December 31, 2002

ITEM 1.   REPORT TO SHAREHOLDERS

          Armstrong Associates, Inc. December 31, 2002 Shareholders Report

SHAREHOLDERS REPORT                                            DECEMBER 31, 2002

--------------------------------------------------------------------------------

                           ARMSTRONG ASSOCIATES INC.

TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

At the end of calendar year 2002, Armstrong Associates, Inc. had total net assets of $13,556,762 and a per share price of $10.14.

Equity investments had a difficult year during 2002 as reflected by the results recorded for most major market indices. The Standard & Poor's 500 Index, a capitalization-weighted index consisting of 500 stocks, declined -23.4% in price for the year while the Value Line Composite Index, representing approximately 1,700 stocks, had a price decline of -28.6%.E For the same period, Armstrong shares, including reinvested dividends, declined a total of -16.9%.

In addition to a 2001 carry-over of investor concern over corporate scandals and terrorist activities, investor confidence in 2002 was further shaken by the escalating problems of Iraq and North Korea. Against a backdrop of fairly negative domestic and international news during the year, inflation remained under control, interest rates reached 30 year lows, domestic economic activity, although mixed, showed some improvement in the second half of the year and recent government tax proposals, if passed, should provide important economic stimulus.

At this point in time, equity investments have been in a declining mode for about three years. While market lows are only visible with confidence in retrospect, it is certainly obvious that equities have generally had substantial declines from previous highs. In our view, the current market is one of those occasional uncomfortable investment periods, such as 1973-74, that requires patience and confidence in the prospects of the United States and its economic system. We believe that the current market level offers the prospect of above average long term investment opportunity.

Please call or write if you have any questions concerning your Armstrong investments.

Sincerely,

/s/ C.K. Lawson

C.K. Lawson
President

February 14, 2003

INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2002

------------------------------------------------------------------------------------------------
  No. of
  shares   Industry & Issue                                 Cost       Market value  % of assets
------------------------------------------------------------------------------------------------
           AEROSPACE (3.0%)
   5,000     Boeing Co.                                $    293,580    $    164,950      1.2%
   4,000     United Technologies                            254,750         247,760      1.8%

           BROADCASTING, MEDIA & ADVERTISING (7.6%)
  30,000     AOL                                            208,193         393,000      2.9%
   6,000     Clear Channel Communication                    267,650         223,740      1.7%
   5,000     Omnicom                                        275,750         323,000      2.4%
  13,000     Spanish Broadcasting                           120,290          93,600      0.7%

           CHEMICAL PRODUCTS & RELATED (9.3%)
  15,000     Avery Dennison Corp.                           211,200         916,200      6.8%
   6,000     Praxair, Inc.                                  212,890         346,620      2.6%

           COMMUNICATIONS & RELATED (0.6%)
  24,000     Corning, Inc.                                  131,044          79,440      0.6%

           COMPUTER, SOFTWARE & RELATED (8.3%)
   8,000     Dell Computer                                  232,103         213,920      1.6%
   5,000     IBM Corp.                                      249,675         387,500      2.9%
  48,000     Oracle Systems Corp.                            75,280         518,400      3.8%

           CONSUMER PRODUCTS (12.6%)
  10,000     Black & Decker Corp.                           216,760         428,900      3.2%
   7,232     Gillette Co.                                   166,636         219,564      1.6%
   6,000     Kimberly Clark Corp.                           230,820         284,820      2.1%
  16,000     Wal-Mart Stores                                196,800         808,160      6.0%

           EDUCATIONAL SERVICES (0.7%)
   6,000     Devry, Inc.                                    132,660          99,660      0.7%

           ENVIRONMENTAL SERVICES (5.3%)
   8,000     Ionics, Inc.                                   186,800         182,400      1.3%
   8,000     Waste Connection                               241,040         308,880      2.3%
  10,000     Waste Management                               309,300         229,200      1.7%

           FINANCIAL & RELATED (5.4%)
   4,000     Bank of America                                240,350         278,280      2.1%
   5,867     Citigroup, Inc.                                231,062         206,460      1.5%
   7,000     Washington Mutual                              262,220         241,710      1.8%

           FOOD & BEVERAGES (9.1%)
  10,000     Kraft Foods                                    327,500         389,300      2.9%
  20,000     Pepsico, Inc.                                  116,802         844,400      6.2%

           LEISURE TIME (1.0%)
   8,000     Royal Caribbean                                203,564         133,600      1.0%

           MEDICAL & RELATED (19.0%)
  25,000     Abbott Laboratories                            151,984       1,000,000      7.4%
   6,000     AMGEN                                          243,090         290,040      2.1%
  20,000     Medtronics, Inc.                               190,438         912,000      6.7%
  12,284     Pfizer, Inc.                                   170,000         375,521      2.8%

           OFFICE SUPPLIES & EQUIPMENT (1.2%)
   9,000     Staples, Inc.                                  175,875         164,700      1.2%

           RESTAURANTS (3.3%)
  14,000     Brinker International                          260,961         415,500      3.3%

CASH, SHORT TERM DEBT AND RECEIVABLES
LESS LIABILITIES                                          1,572,530       1,799,538     13.3%
---------------------------------------------------    ------------    ------------    ------
TOTAL NET ASSETS                                       $  8,359,597    $ 13,556,762    100.0%
===================================================    ============    ============    ======

STATEMENT OF NET ASSETS FOR DECEMBER 31, 2002

--------------------------------------------------------------------------------
ASSETS
Investment in securities at market value                           $ 13,329,756
Cash held by custodian                                                   94,084
Prepaid expenses                                                          1,765
Interest receivable                                                       1,399
Dividends receivable                                                      6,050
Receivable for fund shares purchased                                    169,447
Receivable for sale of portfolio                                             --
------------------------------------------------------------       ------------
   Total Assets                                                    $ 13,602,501

LIABILITIES
Accounts payable and accrued expenses                                    11,491
Payable for fund shares redeemed                                         34,248
Payable for purchase of securities                                           --
------------------------------------------------------------       ------------
   Total Liabilities                                               $     45,739
------------------------------------------------------------       ------------
Total net assets -- equivalent to $10.14 per
   share with 1,337,140 shares outstanding                         $ 13,556,762
============================================================       ============

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS--6 MONTHS ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                           $    (10,014)
   Net realized gains from security transactions                        199,843
   Decrease in unrealized appreciation of investments                  (566,163)
------------------------------------------------------------       ------------
      Net increase in net assets resulting from operations         $   (376,335)
Distributions to shareholders
   Dividends paid from net investment income                             13,294
   Distributions from net realized gains                                     --
------------------------------------------------------------       ------------
                                                                         13,294
------------------------------------------------------------       ------------
Capital share transactions
   Net proceeds from sale of capital stock                              365,846
   Net asset value of shares issued to shareholders in
      reinvestment of net investment income and net
      realized gains on security transactions                            12,780
------------------------------------------------------------       ------------
                                                                        378,626
   Less cost of shares repurchased                                      306,883
------------------------------------------------------------       ------------
                                                                         71,744
------------------------------------------------------------       ------------
      Net decrease in net assets                                       (317,885)
------------------------------------------------------------       ------------
Net assets:
   Beginning of period                                               13,874,647
------------------------------------------------------------       ------------
   End of period                                                   $ 13,556,762
============================================================       ============

STATEMENT OF OPERATIONS--6 MONTHS ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income:
      Dividends                                                           $    67,361
      Interest                                                                 11,268
--------------------------------------------------------                  -----------
         Total income                                                          78,629
--------------------------------------------------------                  -----------
   Operating expenses:
      Advisory and management fees                              53,171
      Administrative fees                                        8,000
      Custodian fees                                             4,056
      Transfer agent fees                                        4,636
      Registration fees, licenses and other                      1,267
      Legal fees                                                   543
      Accounting fees                                            6,638
      Director's fees                                            5,405
      Reports and notices to shareholders                        4,046
      Insurance                                                    882         88,643
--------------------------------------------------------   -----------    -----------
         Net investment income                                                (10,014)
--------------------------------------------------------                  -----------
REALIZED AND UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   Realized gains from security transactions
   (excluding short-term obligations)
      Proceeds from sales                                                     352,589
      Cost of securities sold                                                 152,746
--------------------------------------------------------                  -----------
         Net realized gains from security transactions                        199,843
--------------------------------------------------------                  -----------
   Unrealized appreciation (depreciation) of investments
      Beginning of period                                                   5,536,312
      End of period                                                         4,970,149
--------------------------------------------------------                  -----------
         Increase/decrease in unrealized appreciation                        (566,163)
--------------------------------------------------------                  -----------
         Net realized and unrealized loss on investments                  $  (366,321)
--------------------------------------------------------                  -----------
         Net decrease in net assets from operations                       $  (376,335)
========================================================                  ===========

                                   [LOGO]aai

                           ARMSTRONG ASSOCIATES, INC.
                      750 N. St. Paul, Suite 1300, L.B. 13
                              Dallas, Texas 75201
                                 (214) 720-9101
                              FAX: (214) 871-8948

--------------------------------------------------------------------------------

CUSTODIAN
Union Bank of California, N.A.
San Francisco, California

TRANSFER AGENT
Portfolios, Inc.
Dallas, Texas

AUDITORS
Grant Thornton, LLP
Dallas, Texas

INVESTMENT ADVISOR
Portfolios, Inc.
Dallas, Texas

--------------------------------------------------------------------------------

This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------
C.K. LAWSON
President, Treasurer and Director

CANDACE L. KING
Vice President and Secretary

EUGENE P. FRENKEL, M.D.
Director
Professor of Internal Medicine and Radiology
Southwestern Medical School

DOUGLAS W. MACLAY
Director
President, Maclay Properties Company

R.H. STEWART MITCHELL
Director
Private Investor

CRUGER S. RAGLAND
Director
Retired President, Ragland Insurance Agency, Inc.

ANN D. REED
Director
Private Investor

ITEM 2.   CODE OF ETHICS.

          Not required at this time.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not required at this time.


ITEMS 4-8. (RESERVED)



ITEM 9.   CONTROLS AND PROCEDURES.

          Not required at this time.


ITEM 10.  EXHIBITS

          Required Certifications as Exhibit "A"

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

March 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

March 5, 2003